Note 1 - Organization and Going Concern (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Deficit [Member]	Dec. 31, 2012 Pro Forma [Member]	Dec. 31, 2012 Private Placement [Member]	Sep. 30, 2012 Director [Member]	Jan. 25, 2013 Consideration [Member]	Jan. 25, 2013 Satisfaction [Member]	Dec. 31, 2012 Satisfaction [Member]	Sep. 30, 2012 Micro and Small Cap Stocks [Member]	Sep. 30, 2012 Parent Company [Member]
High Net Worth Clients	39,000		39,000
Number of Securities	5,800											5,000
Net Income (Loss) Attributable to Parent	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Cumulative Earnings (Deficit)	(4,317,000)		(5,378,000)
Liabilities	18,440,000		19,480,000	17,826,000									7,800,000
Convertible Notes Payable			5,000,000								5,000,000
Subordinated Debt			1,000,000	100,000				1,000,000		2,800,000
Repayments of Convertible Debt			4,200,000
Convertible Notes Payable, Current								1,800,000
Long-term Debt	7,800,000
Common Stock, Shares, Issued (in Shares)	26,567,193		26,555,572	20,446,704					29,450,000	10,000,000
Common Stock, Value, Issued (in Dollars)	531,000		531,000	409,000					8,800,000	5,000,000
Cash							8,800,000
Working Capital	$ 13,800,000				$ 4,317,000	$ 9,482,000